Filed with the Securities and Exchange Commission on October 16, 2015
1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 80	☒

(Check appropriate box or boxes.)
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-877-569-2382
(Registrant's Telephone Number, Including Area Code)

David B. Perkins
Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27715
(Name and Address of Agent for Service)

WITH A COPY TO:
Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 15, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	77 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ x ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Hatteras Long/Short Debt Fund, the Registrant’s Post-Effective Amendment No. 61 (the “Amendment”) to its Registration Statement (filed on June 22, 2015), until November 15, 2015.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 77 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 77 to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina on the 16th day of October, 2015.

Hatteras Alternative Mutual Funds Trust

By: /s/ David B. Perkins*
David B. Perkins, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 77 to the Registration Statement has been signed below by the following persons in the capacities indicated on October 16, 2015.

Signature	Title
/s/ Joseph E. Breslin* Joseph E. Breslin	Independent Trustee and Chairman
/s/ H. Alexander Holmes* H. Alexander Holmes	Independent Trustee
/s/ Thomas Mann* Thomas Mann	Independent Trustee
/s/ Steve E. Moss* Steve E. Moss	Independent Trustee
/s/ Gregory S. Sellers* Gregory S. Sellers	Independent Trustee
/s/ Joseph Velk* Joseph Velk	Independent Trustee
/s/ David B. Perkins* David B. Perkins	Interested Trustee, President and Chief Executive Officer
/s/ Peter M. Budko* Peter M. Budko	Interested Trustee
/s/ Robert Lance Baker* Robert Lance Baker	Treasurer and Chief Financial Officer
*By: /s/ J. Michael Fields J. Michael Fields, Secretary
Attorney-in-Fact pursuant to Power of Attorney